MATERIAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
Disclosure of initial application of standards or interpretations [abstract]
Basis of consolidation

a)	Basis of consolidation

These consolidated financial statements include the accounts of the Company and its subsidiaries. Subsidiaries are entities controlled by the Company. Control exists when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The Company controls an investee if the Company has all of the following:

●	Power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee);
●	Exposure, or rights, to variable returns from its involvement with the investee; and
●	The ability to use its power over the investee to affect its returns.

SANTACRUZ SILVER MINING LTD.

Notes to the Consolidated Financial Statements

Years ended December 31, 2025 and 2024

(Expressed in thousands of US dollars, unless otherwise noted)

3. MATERIAL ACCOUNTING POLICIES (continued)

Generally, there is a presumption that a majority of voting rights results in control. When the Company owns less than a majority of the voting, or similar rights of an investee, it considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

●	The contractual arrangement(s) with the other vote holders of the investee;
●	Rights arising from other contractual arrangements;
●	The Group’s voting rights and potential voting rights

The relevant activities are those which significantly affect the subsidiary’s returns. The ability to approve the operating and capital budget of a subsidiary and the ability to appoint key management personnel are decisions that demonstrate that the Company has the existing rights to direct the relevant activities of a subsidiary.

The Company re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary.

All intercompany transactions and balances are eliminated on consolidation.

These consolidated financial statements incorporate the accounts of the Company and the following subsidiaries:

Name of entity	Country of incorporation	Percentage ownership	Principal activity
Santacruz Silver Mining Ltd.	Canada	100%	Holding company and head office function
Carrizal Holdings Ltd.	Canada	100%	Holding company
Compañía Minera Zilar Mendi SA de C.V. (1)	Mexico	100%	Mine operations
PCG Mining, S.A. de C.V.	Mexico	100%	Holding company
Laikra Limited	Bermuda	100%	Holding company
Apamera Limited	Bermuda	100%	Holding company
Lewron Metals Ltd.	Bermuda	100%	Holding company
Kempsey S.A.	Panama	100%	Holding company
Shattuck Trading Co. Inc.	Panama	100%	Holding company
Iris Mines and Metals S.A.	Panama	100%	Holding company
Sociedad Minera Illapa S.A. (2)	Bolivia	100%	Mine operations
Sinchi Wayra S.A.	Bolivia	100%	Mine operations
Sociedad Minero Metalurgico Reserva Ltda.	Bolivia	100%	Mine operations
Empresa Minera San Lucas S.A.	Bolivia	100%	Ore trading house
Compañia Minera Concepción S.A.	Bolivia	100%	Ore trading house
Compañia Minera Colquiri S.A.	Bolivia	100%	Inactive
Complejo Metalurgico Vinto S.A.	Bolivia	100%	Inactive

(1)	On November 10, 2025, Carrizal Mining S.A de C.V changed its name to Compañía Minera Zilar Mendi SA de C.V.
(2)	Sociedad Minera Illapa S.A. is the operator of the Illapa Joint Operation which includes the Bolivar and Porco mines.

b)	Basis of measurement

The consolidated financial statements have been prepared using the historical cost basis, except for certain financial assets and liabilities that are measured at fair values at the end of each reporting period.

c)	Functional and presentation currency

The consolidated financial statements are presented in United States dollars. The functional currency is the US dollar, which is the currency of the primary economic environment in which an entity operates.

Assets and liabilities of the subsidiaries that have a functional currency other than the US dollars are translated into US dollars at the exchange rate in effect on the consolidated statements of financial position date and revenues and expenses are translated at the average rate over the reporting period. Gains and losses from these translations are recognized in other comprehensive income.

SANTACRUZ SILVER MINING LTD.

Notes to the Consolidated Financial Statements

Years ended December 31, 2025 and 2024

(Expressed in thousands of US dollars, unless otherwise noted)

3. MATERIAL ACCOUNTING POLICIES (continued)

Transactions in foreign currencies are initially recorded in the functional currency at the exchange rate at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated at the rate of exchange at each financial position date. Foreign exchange gains or losses on translation to the functional currency of an entity are recorded in profit or loss. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate as at the date of the initial transaction.

d)	Business combinations

A business combination is an acquisition of assets and liabilities that constitute a business. A business is an integrated set of activities and assets that consist of inputs and processes, including operational processes that, when applied to those inputs, have the ability to create outputs that provide a return to the Company and its shareholders. A business also includes those assets and liabilities that do not necessarily have all the inputs and processes required to produce outputs, but can be integrated with the inputs and processes of the Company to create outputs.

When acquiring a set of activities or assets in the exploration and development stage, which may not have outputs, the Company considers other factors to determine whether the set of activities or assets is a business.

Acquisitions of businesses are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is allocated to the identifiable assets acquired, liabilities and contingent liabilities assumed based on the acquisition-date fair value.

Any contingent consideration to be transferred will be recognized at fair value at the acquisition date. Contingent consideration classified as equity is not remeasured and its subsequent settlement is accounted for within equity. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 Financial Instruments, is measured at fair value with the changes in fair value recognized in the consolidated statement of comprehensive income in accordance with IFRS 9. Other contingent consideration that is not within the scope of IFRS 9 is measured at fair value at each reporting date with changes in fair value recognized in profit or loss.

The excess of the cost of acquisition over the fair value of the Company’s share of the identifiable net assets acquired is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets acquired, the difference, or gain, is recognized directly in the consolidated statement of comprehensive income. The results of businesses acquired during the period are included in the financial statements from the date of acquisition.

Acquisition related costs, other than costs to issue debt or equity securities of the acquirer, including investment banking fees, legal fees, accounting fees, valuation fees, and other professional or consulting fees are expensed as incurred. The costs to issue equity securities of the Company as consideration for the acquisition are reduced from share capital as share issuance costs. The costs to issue debt securities are capitalized and amortized using the effective interest method.

Provisional fair values are finalized within twelve months of the acquisition date. Measurement period adjustments are adjustments that arise from additional information obtained during the measurement period about facts and circumstances that existed at the acquisition date.

e)	Goodwill

Goodwill typically arises on the Company’s business combinations due to: i) the ability of the Company to capture certain synergies through management of the acquired operation within the Company; and ii) the requirement to record a deferred tax liability for the difference between the assigned fair values and the tax bases of assets acquired and liabilities assumed.

Goodwill arising on the acquisition of a business is carried at cost as established at the date of the acquisition less accumulated impairment losses, if any. Goodwill is allocated to each of the Company’s cash-generating units (“CGUs”) that is expected to benefit from the synergies of the acquisition. A CGU to which goodwill has been allocated is tested for impairment annually, or more frequently when there is an indication that the unit may be impaired. If the recoverable amount of the CGU is less than its carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro-rata based on the carrying amount of each asset in the unit. Any impairment loss for goodwill is recognized directly in the consolidated statement of comprehensive income.

An impairment loss recognized for goodwill is not reversed in subsequent periods.

SANTACRUZ SILVER MINING LTD.

Notes to the Consolidated Financial Statements

Years ended December 31, 2025 and 2024

(Expressed in thousands of US dollars, unless otherwise noted)

3. MATERIAL ACCOUNTING POLICIES (continued)

f)	Joint arrangements

A joint arrangement is an arrangement over which two or more parties have joint control. Joint control is the contractually agreed sharing of control over an arrangement which exists only when the decisions about the relevant activities (being those that most significantly affect the returns from the arrangement) require the unanimous consent of the parties sharing control.

The Company has assessed the nature of its joint arrangements and determined them to be joint operations. The Company’s 45% interest in the joint arrangement (operation), the general partnership that holds the Bolivar and Porco mines (“Illapa Joint Operation”), located in Bolivia has been accounted for as a joint operation. The remaining 55% interest is held by Corporación Minera de Bolivia (“COMIBOL”).

Joint Arrangements	Location	Ownership Interest	Classification and accounting method	Mining properties and projects owned
Illapa Joint Operation	Bolivia	45%	Joint operation, Record 45% Santacruz share	Bolivar and Porco mines

The Illapa Joint Operation are within the Illapa legal entity which is 100% owned by the Company however its operations are part of a joint association agreement in which the Company has a 45% interest with the remaining 55% interest held by Corporación Minera de Bolivia (“COMIBOL”). The joint association agreement meets the definition of a Joint Operation in accordance with IFRS 11 Joint Arrangements, and the Company recognizes its 45% share of the operation’s assets, liabilities, revenues and expenses arising from the Joint Operation. The Company is solely responsible for certain transactions made by the Illapa entity, for these transactions, the assets, liabilities, revenues and expenses are recognized at 100% in the Company’s Financial Statements and result in balances payable to or owed from COMIBOL for its share of the joint operation. The net amount due to/from COMIBOL from differences in the participation share of certain transactions has been recognized as a non-current other asset or liability.

Basis of measurement

b)	Basis of measurement

The consolidated financial statements have been prepared using the historical cost basis, except for certain financial assets and liabilities that are measured at fair values at the end of each reporting period.

Functional and presentation currency

c)	Functional and presentation currency

The consolidated financial statements are presented in United States dollars. The functional currency is the US dollar, which is the currency of the primary economic environment in which an entity operates.

Assets and liabilities of the subsidiaries that have a functional currency other than the US dollars are translated into US dollars at the exchange rate in effect on the consolidated statements of financial position date and revenues and expenses are translated at the average rate over the reporting period. Gains and losses from these translations are recognized in other comprehensive income.

SANTACRUZ SILVER MINING LTD.

Notes to the Consolidated Financial Statements

Years ended December 31, 2025 and 2024

(Expressed in thousands of US dollars, unless otherwise noted)

3. MATERIAL ACCOUNTING POLICIES (continued)

Transactions in foreign currencies are initially recorded in the functional currency at the exchange rate at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated at the rate of exchange at each financial position date. Foreign exchange gains or losses on translation to the functional currency of an entity are recorded in profit or loss. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate as at the date of the initial transaction.

Business combinations

d)	Business combinations

A business combination is an acquisition of assets and liabilities that constitute a business. A business is an integrated set of activities and assets that consist of inputs and processes, including operational processes that, when applied to those inputs, have the ability to create outputs that provide a return to the Company and its shareholders. A business also includes those assets and liabilities that do not necessarily have all the inputs and processes required to produce outputs, but can be integrated with the inputs and processes of the Company to create outputs.

When acquiring a set of activities or assets in the exploration and development stage, which may not have outputs, the Company considers other factors to determine whether the set of activities or assets is a business.

Acquisitions of businesses are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is allocated to the identifiable assets acquired, liabilities and contingent liabilities assumed based on the acquisition-date fair value.

Any contingent consideration to be transferred will be recognized at fair value at the acquisition date. Contingent consideration classified as equity is not remeasured and its subsequent settlement is accounted for within equity. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 Financial Instruments, is measured at fair value with the changes in fair value recognized in the consolidated statement of comprehensive income in accordance with IFRS 9. Other contingent consideration that is not within the scope of IFRS 9 is measured at fair value at each reporting date with changes in fair value recognized in profit or loss.

The excess of the cost of acquisition over the fair value of the Company’s share of the identifiable net assets acquired is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets acquired, the difference, or gain, is recognized directly in the consolidated statement of comprehensive income. The results of businesses acquired during the period are included in the financial statements from the date of acquisition.

Acquisition related costs, other than costs to issue debt or equity securities of the acquirer, including investment banking fees, legal fees, accounting fees, valuation fees, and other professional or consulting fees are expensed as incurred. The costs to issue equity securities of the Company as consideration for the acquisition are reduced from share capital as share issuance costs. The costs to issue debt securities are capitalized and amortized using the effective interest method.

Provisional fair values are finalized within twelve months of the acquisition date. Measurement period adjustments are adjustments that arise from additional information obtained during the measurement period about facts and circumstances that existed at the acquisition date.

Goodwill

e)	Goodwill

Goodwill typically arises on the Company’s business combinations due to: i) the ability of the Company to capture certain synergies through management of the acquired operation within the Company; and ii) the requirement to record a deferred tax liability for the difference between the assigned fair values and the tax bases of assets acquired and liabilities assumed.

Goodwill arising on the acquisition of a business is carried at cost as established at the date of the acquisition less accumulated impairment losses, if any. Goodwill is allocated to each of the Company’s cash-generating units (“CGUs”) that is expected to benefit from the synergies of the acquisition. A CGU to which goodwill has been allocated is tested for impairment annually, or more frequently when there is an indication that the unit may be impaired. If the recoverable amount of the CGU is less than its carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro-rata based on the carrying amount of each asset in the unit. Any impairment loss for goodwill is recognized directly in the consolidated statement of comprehensive income.

An impairment loss recognized for goodwill is not reversed in subsequent periods.

SANTACRUZ SILVER MINING LTD.

Notes to the Consolidated Financial Statements

Years ended December 31, 2025 and 2024

(Expressed in thousands of US dollars, unless otherwise noted)

3. MATERIAL ACCOUNTING POLICIES (continued)

Joint arrangements

f)	Joint arrangements

A joint arrangement is an arrangement over which two or more parties have joint control. Joint control is the contractually agreed sharing of control over an arrangement which exists only when the decisions about the relevant activities (being those that most significantly affect the returns from the arrangement) require the unanimous consent of the parties sharing control.

The Company has assessed the nature of its joint arrangements and determined them to be joint operations. The Company’s 45% interest in the joint arrangement (operation), the general partnership that holds the Bolivar and Porco mines (“Illapa Joint Operation”), located in Bolivia has been accounted for as a joint operation. The remaining 55% interest is held by Corporación Minera de Bolivia (“COMIBOL”).

Joint Arrangements	Location	Ownership Interest	Classification and accounting method	Mining properties and projects owned
Illapa Joint Operation	Bolivia	45%	Joint operation, Record 45% Santacruz share	Bolivar and Porco mines

Cash and cash equivalents

g)	Cash and cash equivalents

Cash and cash equivalents include cash on hand, deposits held on call with banks, and other short-term highly liquid investments with original maturities of three months or less and/or with original maturities over three months but redeemable on demand without penalty.

Inventories

h)	Inventories

Inventories include concentrate and stockpiled ore and are valued at the lower of average production cost and estimated net realizable value. Net realizable value is the amount estimated to be obtained from sale of the inventory in the normal course of business, less any anticipated costs to be incurred prior to its sale. The production cost of inventories is determined on a weighted average basis and includes cost of production consumables, direct labour, mine-site overhead, and depreciation and depletion of mine properties and property, plant and equipment. Joint-product costing is applied as the primary concentrate products (silver/zinc, silver/lead and silver/copper) both contribute to the profitability of the operation. Joint costing allocates total production costs based on the relative values of the products.

If the carrying value exceeds the net realizable amount, a write-down is recognized. The write-down may be reversed in a subsequent period if the circumstances which caused the write-down no longer exist, to the extent that the related inventory has not been sold. Net realizable value is calculated as the estimated price at the time of sale based on prevailing metal prices less estimated future costs to convert the inventories into saleable form and estimated costs to sell.

Supplies inventory is valued at the lower of average cost and net realizable value. Costs include acquisition, freight, and other directly attributable costs.

SANTACRUZ SILVER MINING LTD.

Notes to the Consolidated Financial Statements

Years ended December 31, 2025 and 2024

(Expressed in thousands of US dollars, unless otherwise noted)

3. MATERIAL ACCOUNTING POLICIES (continued)

Mineral property, plant and equipment (“MPPE”)

i)	Mineral property, plant and equipment (“MPPE”)

On initial acquisition, MPPE are valued at cost, being the purchase price and the directly attributable costs of acquisition or construction required to bring the asset to the location and condition necessary for the asset to be capable of operating in the manner intended by management. When provisions for closure and decommissioning are recognized, the corresponding cost is capitalized as part of the cost of the related assets, representing part of the cost of acquiring the future economic benefits of the operation. The capitalized cost of closure and decommissioning activities is recognized in MPPE and depreciated accordingly.

In subsequent periods, buildings, plant and equipment are stated at cost less accumulated depreciation and any impairment in value, while land is stated at cost less any impairment in value and is not depreciated.

Estimates of remaining useful lives and residual values are reviewed annually. Changes in estimates are accounted for prospectively. The expected useful lives are included below. The net carrying amounts of MPPE are reviewed for impairment either individually or at the cash-generating unit (“CGU”) level when events and changes in circumstances indicate that the carrying amounts may not be recoverable. To the extent that these values exceed their recoverable amounts, that excess is recorded as an impairment provision in the financial year in which this is determined.

Expenditure on major maintenance or repairs includes the cost of the replacement of parts of assets and overhaul costs. Where an asset or part of an asset is replaced and it is probable that future economic benefits associated with the item will be available to the Company, the expenditure is capitalized and the carrying amount of the item replaced derecognized. Similarly, overhaul costs associated with major maintenance are capitalized and depreciated over their useful lives where it is probable that future economic benefits will be available and any remaining carrying amounts of the cost of previous overhauls are derecognized. All other costs are expensed as incurred.

Where an item of MPPE is disposed of, it is derecognized and the difference between its carrying value and net sales proceeds is disclosed as earnings or loss on disposal in the consolidated statement of comprehensive income. Any items of mineral property, plant or equipment that cease to have future economic benefits are derecognized with any gain or loss included in the financial year in which the item is derecognized.

Operational mining properties and mine development

When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves (which occurs upon completion of a positive economic analysis of the mineral deposit), the costs incurred to develop such property including costs to further delineate the ore body and remove overburden to initially expose the ore body prior to the start of mining operations, are also capitalized. Such costs are amortized using the units-of-production (“UOP”) method considering the expected production to be obtained over the life of the mineral property.

The expected production includes proven and probable reserves, and a portion of inferred resources expected to be extracted economically as part of the production cost.

Costs associated with commissioning activities on constructed plants are deferred from the date of mechanical completion of the facilities until the date the Company is ready to commence commercial production. Amounts received from selling items produced while preparing the asset for its intended use will be recognized as revenue and the related cost of sales in the consolidated statement of comprehensive income. These costs are amortized using the UOP method (described below) over the life of the mine, commencing on the date of commercial production.

Acquisition costs related to the acquisition of land and mineral rights are capitalized as incurred. Prior to acquiring such land or mineral rights, the Company makes a preliminary evaluation to determine that the property has significant potential to economically develop the deposit. The time between initial acquisition and full evaluation of a property’s potential is dependent on many factors including: location relative to existing infrastructure, the property’s stage of development, geological controls and metal prices. If a mineable deposit is discovered, such costs are amortized when production begins. If no mineable deposit is discovered, such costs are expensed in the period in which it is determined the property has no future economic value.

SANTACRUZ SILVER MINING LTD.

Notes to the Consolidated Financial Statements

Years ended December 31, 2025 and 2024

(Expressed in thousands of US dollars, unless otherwise noted)

3. MATERIAL ACCOUNTING POLICIES (continued)

Major development expenditures on producing properties incurred to increase production or extend the life of the mine are capitalized while ongoing mining expenditures on producing properties are charged against earnings as incurred. Gains or losses from sales or retirements of assets are included in gain or loss on sale of assets.

Borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset that takes a substantial period of time to get ready for its intended use are capitalized as part of the cost of the asset until the asset is substantially ready for its intended use. Other borrowing costs are recognized as an expense in the period incurred.

Depreciation of MPPE

The carrying amounts of MPPE (including initial and any subsequent capital expenditure) are depreciated to their estimated residual value over the estimated useful lives of the specific assets concerned, or the estimated life of the associated mine or mineral lease, if shorter. Estimates of residual values and useful lives are reviewed annually and any change in estimate is taken into account in the determination of remaining depreciation charges, and adjusted if appropriate, at each statement of financial position date. Changes to the estimated residual values or useful lives are accounted for prospectively. Depreciation commences on the date when the asset is available for use as intended by management.

For mining properties excluding those at the Bolivar and Porco mines, the economic benefits from the asset are consumed in a pattern which is linked to the production level. Except as noted below, such assets are depreciated on a UOP basis. In applying the UOP method, depreciation is normally calculated using the quantity of material extracted from the mine in the period as a percentage of the total quantity of material to be extracted in current and future periods based on proven and probable reserves and the portion of inferred resources where it is considered highly probable that those resources are expected to be extracted economically. The mineral properties at the Bolivar and Porco mines are depreciated on a straight-line basis over the term of the association contract with COMIBOL.

Assets within operations for which production is not expected to fluctuate significantly from one year to another or which have a physical life shorter than the related mine are depreciated on a straight line basis. PPE are depreciated over their useful life, or over the remaining life of the mine if shorter. The mining, property, plant, and equipment assets at the Bolivar and Porco mines are depreciated on a straight-line basis over the term of the association contract with COMIBOL. The other mining assets and categories of property, plant, and equipment are depreciated on a unit of production and/or straight-line basis as follows:

●	Land – not depreciated
●	Mobile equipment – 2 to 11 years
●	Buildings and plant facilities – 2 to 50 years
●	Mining properties and leases including capitalized evaluation and development expenditures – UOP method
●	Exploration and evaluation – not depreciated until mine goes into production
●	Assets under construction – not depreciated until assets are ready for their intended use

Exploration and evaluation assets

j)	Exploration and evaluation assets

Exploration expenditures are incurred in the search for economic mineral deposits or the process of obtaining more information about existing mineral deposits and typically include costs associated with drilling, sampling, mapping and other activity related to the search for ore.

Evaluation expenditures are incurred to establish the technical and commercial viability of mineral deposits and typically include costs associated with determining optimal methods of extraction and metallurgical and treatment processes, permitting, and preparing economic evaluations.

SANTACRUZ SILVER MINING LTD.

Notes to the Consolidated Financial Statements

Years ended December 31, 2025 and 2024

(Expressed in thousands of US dollars, unless otherwise noted)

3. MATERIAL ACCOUNTING POLICIES (continued)

Exploration expenditures are expensed as incurred. Evaluation expenditures are capitalized when management determines there is a high degree of confidence that future economic benefits will flow to the Company. Acquired exploration and evaluation projects and acquired exploration rights are recognized as assets at their cost of acquisition or at fair value if purchased as part of a business combination.

Capitalized exploration and evaluation expenditures are reclassified to mineral properties, plant and equipment, in accordance with Note 3, once the technical feasibility and commercial viability are demonstrated.

Impairment of non-current assets

k)	Impairment of non-current assets

The carrying amounts of long-lived assets are tested for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. If there are indicators of impairment, the recoverable amount of the asset is estimated in order to determine the extent of the impairment. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount and is recorded as an expense in the consolidated statement of comprehensive income.

Where the asset does not generate independent cash inflows, the Company estimates the recoverable amount of the CGU to which the asset belongs.

If the recoverable amount of the asset or CGU is determined to be less than its carrying amount, the carrying amount of the asset or CGU is reduced to its recoverable amount and an impairment loss is recognized as an expense in the consolidated statement of comprehensive income. Recoverable amount is the higher of fair value less costs of disposal (“FVLCD”) and value in use (“VIU”).

FVLCD is determined as the amount that would be obtained from the sale of the asset or CGU in an arm’s length transaction between knowledgeable and willing parties. The Company considers the use of a combination of its internal discounted cash flow economic models and in-situ value of reserves, resources and exploration potential of each CGU for estimation of its FVLCD. These cash flows are discounted by an appropriate post-tax discount rate to arrive at a net present value of the asset. VIU is determined as the present value of the estimated cash flows expected to arise from the continued use of the asset or CGU in its present form and its eventual disposal. VIU is determined by applying assumptions specific to the Company’s continued use and does not take into account future development.

Impairment losses are evaluated for potential reversals when events or circumstances warrant such consideration. Where an impairment loss is subsequently reversed, the amount of such reversal is limited such that, the revised carrying amount of the asset or CGU does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset or CGU in the prior years. A reversal of an impairment loss is recognized into earnings immediately.

Leases

l)	Leases

At inception of a contract, the Company assesses whether the contract is, or contains, a lease. A contract is, or contains, a lease if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. An identified asset may be implicitly or explicitly specified in a contract, but must be physically distinct, and must not have the ability for substitution by a lessor. The Company has the right to control an identified asset if it obtains substantially all of its economic benefits and either pre-determines, or directs how and for what purpose the asset is used.

At lease commencement, the Company recognizes a Right of Use Asset (“ROU Asset”) and a lease obligation. The ROU Asset is initially measured at cost, which comprises the initial amount of the lease obligation adjusted for any lease payments made at, or before, the commencement date, plus any initial direct costs incurred, less any lease incentives received.

The ROU Asset is subsequently amortized on a straight-line basis over the shorter of the term of the lease, or the useful life of the asset determined on the same basis as the Company’s property, plant and equipment. The ROU Asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease obligation.

SANTACRUZ SILVER MINING LTD.

Notes to the Consolidated Financial Statements

Years ended December 31, 2025 and 2024

(Expressed in thousands of US dollars, unless otherwise noted)

3. MATERIAL ACCOUNTING POLICIES (continued)

The lease obligation is initially measured at the present value of lease payments remaining at the lease commencement date, discounted using the Company’s incremental borrowing rate. Lease payments included in the measurement of the lease obligation, when applicable, may comprise fixed payments, variable payments that depend on an index or rate, amounts expected to be payable under a residual value guarantee and the exercise price under a purchase, extension or termination option that the Company is reasonably certain to exercise.

The lease obligation is subsequently measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee, or if the Company changes its assessment of whether it will exercise a purchase, extension or termination option. When the lease obligation is remeasured, a corresponding adjustment is made to the carrying amount of the ROU Asset.

The Company has elected not to recognize ROU Assets and lease obligations for short-term leases that have a lease term of twelve months or less or for leases of low-value assets. Payments associated with these leases are recognized as an operating expense on a straight-line basis over the lease term within costs and expenses on the consolidated statement of comprehensive income.

Provisions

m)	Provisions

Provisions are recognized when the Company has a present legal or constructive obligation as a result of a past event, it is probable that the Company will be required to settle the obligation, and a reliable estimate of the obligation can be made. The amount recognized as a provision is the present value of the expenditures expected to be required to settle the obligation using a pre-tax discount rate that reflects current market assessment of the time value of money and the risks specific to the obligation. The increase in the provision due to the passage of time is recognized as finance costs.

Decommissioning and restoration costs

Decommissioning and restoration provisions are measured at the expected value of future cash flows, discounted to their present value and determined according to the probability of alternative estimates of cash flows occurring for each operation. Discount rates used are specific to the underlying obligation.

When provisions for decommissioning and restoration are initially recognized, the corresponding cost is capitalized as a component of the cost of the related asset, representing part of the cost of acquiring the future economic benefits of the operation. The capitalized cost of decommissioning and restoration activities is recognized in property, plant and equipment and depreciated accordingly. The value of the provision is progressively increased over time as the effect of discounting unwinds, creating an expense recognized in finance expenses. Decommissioning and restoration provisions are also adjusted for changes in estimates. Those adjustments are accounted for as a change in the corresponding capitalized cost, except where a reduction in the provision is greater than the un-depreciated capitalized cost of the related assets, in which case the capitalized cost is reduced to nil and the remaining adjustment is recognized in the consolidated statement of comprehensive income. In the case of closed sites, changes to estimated costs are recognized immediately in the consolidated statement of comprehensive income. Changes to the capitalized cost result in an adjustment to future depreciation and finance charges. Adjustments to the estimated amount and timing of future decommissioning and restoration cash flows are a normal occurrence in light of the significant judgments and estimates involved.

The provision is reviewed at the end of each reporting period for changes to obligations, legislation or discount rates that impact estimated costs or lives of operations and adjusted to reflect current best estimate. The cost of the related asset is adjusted for changes in the provision resulting from changes in the estimated cash flows or discount rate and the adjusted cost of the asset is depreciated prospectively.

Share capital

n)	Share capital

The Company records proceeds from share issuances net of issue costs and any tax effects in equity. Common shares issued for consideration other than cash are valued based on their fair value on the date of issuance. Professional, consulting, regulatory, and other costs directly attributable to equity transactions are recorded as share issuance costs.

SANTACRUZ SILVER MINING LTD.

Notes to the Consolidated Financial Statements

Years ended December 31, 2025 and 2024

(Expressed in thousands of US dollars, unless otherwise noted)

3. MATERIAL ACCOUNTING POLICIES (continued)

The Company follows the residual method with respect to the measurement of common shares and common share purchase warrants issued as private placement units. Proceeds from private placements are first allocated to the common shares contained in the units based on the market value of shares on the date of issuance, with any residual amount allocated to warrants in the units. If the proceeds are less than or equal to the estimated fair market value of the share issuance, a $nil carrying amount is assigned to the warrants.

Share-based payments

o)	Share-based payments

Employees (including directors and officers) of the Company may receive a portion of their remuneration in the form of share-based awards, which include stock options (“Options”), restricted share units (“RSUs”), performance share units (“PSUs”), and deferred share units (“DSUs”). The fair value of the share-based awards is charged to the consolidated statement of comprehensive income on a straight-line basis over the vesting period, after adjusting for the estimated number of awards that are expected to vest. The fair value of the share-based awards is determined at the date of grant.

The fair value of the stock options granted is determined using the Black-Scholes option pricing model at the date on which they were granted. Forfeitures are adjusted prospectively based on actual forfeitures. Share-based payments expense, for stock options that are forfeited or cancelled prior to vesting, is reversed. The costs of share-based payments are recognized, together with a corresponding increase in the equity reserve, over the period in which the services and/or performance conditions are fulfilled, ending on the date on which the relevant employees become fully entitled to the award (“the vesting date”). On exercise by the employee, the associated option value in the equity reserve is reclassified to share capital.

The fair value of the RSUs and DSUs granted is based on the value of the Company’s share price at the date of grant. Unless otherwise stated, the RSUs have a graded vesting schedule over the vesting period as set by the Board of Directors and can either be settled in cash or equity upon vesting at the discretion of the Company. DSUs vest over a period of one year.

The fair value of PSUs is determined using its expected value at the time of grant. The expected value is determined based upon the fair value of the underlying shares at the time of grant and the estimated probability of meeting performance criteria.

In situations where equity instruments are issued to non-employees, the share-based payments are measured at the fair value of goods or services received, together with a corresponding increase in the equity reserve. If some or all of the goods or services received by the Company as consideration cannot be specifically identified, they are measured at the fair value of the share-based award.

Revenue

p)	Revenue

Revenue associated with the concentrate sales is recognized when control of the asset sold is transferred to the customer. Indicators of control transferring include an unconditional obligation to pay, legal title, physical possession, transfer of risk and rewards, and customer acceptance. This generally occurs when the goods are delivered to a loading port, warehouse, vessel, or metal account as contractually agreed with the buyer; at which point the buyer controls the goods. In cases where the Company is responsible for the cost of shipping and certain other services after the date on which control of the goods transfers to the customer, these other services are considered separate performance obligations and thus a portion of revenue earned under the contract is allocated and recognized as these performance obligations are satisfied.

The Company’s concentrate sales contracts with third-party buyers, in general, provide for a provisional payment based upon provisional assays and quoted metal prices. Final settlement is based on applicable commodity prices set on specified quotational periods, typically ranging from one month prior to shipment, and can extend to three months after the shipment arrives at the smelter and is based on average market metal prices. For this purpose, the transaction price can be measured reliably for those products, such as silver, zinc, lead and copper, for which there exists an active and freely traded commodity market such as the London Metals Exchange and the value of product sold by the Company is directly linked to the form in which it is traded on that market.

SANTACRUZ SILVER MINING LTD.

Notes to the Consolidated Financial Statements

Years ended December 31, 2025 and 2024

(Expressed in thousands of US dollars, unless otherwise noted)

3. MATERIAL ACCOUNTING POLICIES (continued)

Sales revenue is commonly subject to adjustments based on an inspection of the product by the customer. In such cases, sales revenue is initially recognized on a provisional basis using the Company’s best estimate of contained metal, and adjusted subsequently. Revenues are recorded under these contracts at the time control passes to the buyer based on the expected settlement period. Revenue on provisionally priced sales is recognized based on estimates of the fair value of the consideration receivable based on forward market prices and estimated quantities. At each reporting date provisionally priced metal is marked to market based on the forward selling price for the quotational period stipulated in the contract.

Variations between the price recorded at the date when control is transferred to the buyer and the actual final price set under the smelting contracts are caused by changes in metal prices resulting in the receivable being recorded at fair value through profit or loss (“FVTPL”).

IFRS 15 – Revenue from Contracts with Customers (“IFRS 15”) requires that variable consideration should only be recognized to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. The Company concluded that the adjustments relating to the final assay results for the quantity and quality of concentrate sold are not significant and do not constrain the recognition of revenue.

Refining and treatment charges under the sales contracts are netted against revenue for sales of metal concentrate.

The Company recognizes deferred revenue in the event it receives payments from customers in consideration for future commitments to deliver metals and before such sale meets the criteria for revenue recognition. The Company recognizes amounts in revenue as the metals are delivered to the customer. The Company estimates the current portion of deferred revenue based on quantities anticipated to be delivered over the next twelve months.

Income taxes

q)	Income taxes

Provision for income taxes consists of current and deferred tax expense. Income tax expense is recognized in profit or loss except to the extent that it relates to items recognized either in other comprehensive income (loss) or directly in equity, in which case it is recognized in other comprehensive income (loss) or in equity, respectively. Mining duties, taxes, royalties, and withholding taxes are treated and disclosed as current and deferred taxes if they have the characteristics of an income tax. This is considered to be the case when they are imposed by a government authority and the amount payable is calculated by reference to taxable income.

Current tax expense is the expected tax payable on the taxable income for the year, using tax rates and tax laws enacted or substantively enacted at the reporting date, adjusted for amendments to tax payable or recoverable with regards to previous years.

Deferred tax expense is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax expense is not recognized for temporary differences associated with the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable income or loss and temporary differences relating to investments in subsidiaries to the extent that it is probable that they will not reverse in the foreseeable future. Deferred tax expense is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on tax rates and tax laws that have been enacted or substantively enacted at the reporting date.

A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the temporary difference can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Deferred income tax assets and deferred income tax liabilities are offset only when there is a legally enforceable right to set off current tax assets against current income tax liabilities and when they relate to income taxes levied by the same taxation authority on the same taxable entity.

SANTACRUZ SILVER MINING LTD.

Notes to the Consolidated Financial Statements

Years ended December 31, 2025 and 2024

(Expressed in thousands of US dollars, unless otherwise noted)

3. MATERIAL ACCOUNTING POLICIES (continued)

The Company’s operations involve dealing with uncertainties and judgments in the application of tax regulations in multiple jurisdictions. The final taxes paid are dependent upon many factors, including negotiations with tax authorities in various jurisdictions and resolution of disputes arising from tax audits. The Company recognizes potential liabilities and records tax liabilities for anticipated tax audit issues based on its estimate of whether, and the extent to which, additional taxes will be due. The Company adjusts these liabilities in light of changing facts and circumstances; however, due to the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from the Company’s current estimate of the tax liabilities. If the Company’s estimate of tax liabilities proves to be less than the ultimate assessment, an additional charge to expense would result. If the estimate of tax liabilities proves to be greater than the ultimate assessment, a tax benefit would result.

Earnings (loss) per share

r)	Earnings (loss) per share

Basic earnings (loss) per share is calculated by dividing the net income (loss) available to common shareholders by the weighted average number of shares issued and outstanding during the year. For all periods presented, the net income (loss) available to common shareholders equals the reported income (loss). Diluted earnings (loss) per share is calculated using the treasury stock method. Under the treasury stock method, the weighted average number of common shares outstanding for the calculation of diluted earnings (loss) per share assumes that the proceeds to be received on the exercise of dilutive stock options and warrants are used to repurchase common shares at the average market price during the period. In the Company’s case, when a loss is incurred during the year, diluted and basic loss per share are the same because the effect on loss per share of potential issuance of shares under options and warrants would be anti-dilutive.

Financial instruments

s)	Financial instruments

Measurement – initial recognition

Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument. On initial recognition, all financial assets and financial liabilities are recorded at fair value, net of attributable transaction costs, except for financial assets and liabilities classified as at fair value through profit or loss (“FVTPL”). The directly attributable transaction costs of financial assets and liabilities classified as at FVTPL are expensed in the period in which they are incurred.

Subsequent measurement of financial assets and liabilities depends on the classifications of such assets and liabilities.

Classification of financial assets

Amortized cost

Financial assets that meet the following conditions are measured subsequently at amortized cost:

●	the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows, and

●	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

The amortized cost of most of the financial assets is the amount at which the financial asset is measured at initial recognition minus the principal repayments, plus the cumulative amortization using effective interest method of any difference between that initial amount and the maturity amount, adjusted for any loss allowance. Interest income is recognized using the effective interest method. In accordance with the amortized cost method, revisions to estimated future cash flows result in adjustments to the carrying value of the financial asset, keeping the original effective interest rate unchanged. Revisions result in amounts recognized in income or loss.

The Company’s financial assets at amortized cost include cash and cash equivalents, receivables not arising from sale of metal concentrates, COMIBOL initial investment period CAPEX receivables, participation receivable from COMIBOL for interest in joint operation and other receivables in the Consolidated Statement of Financial Position.

SANTACRUZ SILVER MINING LTD.

Notes to the Consolidated Financial Statements

Years ended December 31, 2025 and 2024

(Expressed in thousands of US dollars, unless otherwise noted)

3. MATERIAL ACCOUNTING POLICIES (continued)

FVTPL

The Company, at initial recognition, may also irrevocably designate a financial asset as measured at FVTPL if doing so eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise from measuring assets or liabilities or recognizing the gains and losses on them on different bases.

Financial assets measured at FVTPL are measured at fair value at the end of each reporting period, with any fair value gains or losses recognized in profit or loss to the extent they are not part of a designated hedging relationship. Fair value is determined in the manner described in Note 20. The Company’s financial assets at FVTPL include its trade receivables from provisional concentrate sales.

Financial assets at fair value through other comprehensive income (“FVTOCI”)

Elected investments in equity instruments at FVTOCI are initially recognized at fair value plus transaction costs. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTOCI are recognized in other comprehensive income (loss).

The Company acquired Treasury Bills and Treasury notes during the year ended 2025. These instruments are financial assets and will be carried at fair value through other comprehensive income. The instruments are classified as marketable securities in the statement of financial position. The instruments at FVTOCI are initially recognized at fair value plus transaction costs. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTOCI are recognized in other comprehensive income (loss). When the securities mature or are sold the cumulative realized gains and losses are recognized through profit and loss as finance costs.

Classification of financial liabilities

Financial liabilities and equity

Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

An equity instrument is any contract that evidences a residual interest in the assets of the Company after deducting all its liabilities. Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs. Repurchase of the Company’s own equity instruments is recognized and deducted directly in equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Company’s own equity instruments.

Financial liabilities that are not contingent consideration of an acquirer in a business combination, held for trading or designated as FVTPL, are measured at amortized cost using the effective interest method. The Company’s financial liabilities designated as FVTPL include its consideration payable. Financial liabilities at amortized cost primarily include trade and other payables, loans payable and lease liabilities.

Impairment of financial assets at amortized cost

The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost. At each reporting date, the Company measures the loss allowance for the financial asset at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If, at the reporting date, the financial asset has not increased significantly since initial recognition, the Company measures the loss allowance for the financial asset at an amount equal to the twelve month expected credit losses.

Management has recognized negligible expected credit losses on the COMIBOL initial investment period CAPEX receivable balance because the company expects to fully utilize the receivables by offsetting amounts payable to COMIBOL for its 55% share of the Joint Operation.

The Company shall recognize in the consolidated statement of comprehensive income, as an impairment gain or loss, the amount of expected credit losses (or reversal) that is required to adjust the loss allowance at the reporting date to the amount that is required to be recognized.

SANTACRUZ SILVER MINING LTD.

Notes to the Consolidated Financial Statements

Years ended December 31, 2025 and 2024

(Expressed in thousands of US dollars, unless otherwise noted)

3. MATERIAL ACCOUNTING POLICIES (continued)

New IFRS accounting standards and pronouncements - adopted	t)New IFRS accounting standards and pronouncements - adopted The following amendments to standards were effective for annual periods beginning on or after January 1, 2025: Lack of exchangeability – Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates The amendments contain guidance to specify when a currency is exchangeable and how to determine the exchange rate when it is not. The amendments are effective for annual reporting periods beginning on or after January 1, 2025. There was no material impact on the Company’s consolidated financial statements from the adoption of these amendments, however the guidance contained was considered when determining the appropriate exchange rate to record transactions denominated in BOB, see section below in Note 4 for further information.
New IFRS accounting standards and pronouncements – not yet adopted

u)	New IFRS accounting standards and pronouncements – not yet adopted

Below are the amendments to standards applicable for future periods that the Company has not yet adopted:

Amendments to IFRS 9: Financial Instruments and IFRS 7: Financial Instruments: Disclosures

In May 2024, the IASB issued amendments to update classification and measurement requirements in IFRS 9: Financial Instruments, and related disclosure requirements in IFRS 7: Financial Instruments: Disclosures. The IASB clarified the recognition and derecognition date of certain financial assets and liabilities, and amended the requirements related to settling financial liabilities using an electronic payment system. It also clarified how to assess the contractual cash flow characteristics of financial assets in determining whether they meet the solely payments of principal and interest criterion, including financial assets that have environmental, social and corporate governance (“ESG”)-linked features and other similar contingent features. The IASB added disclosure requirements for financial instruments with contingent features that do not relate directly to basic lending risks and costs and amended disclosures relating to equity instruments designated at fair value through other comprehensive income.

The amendments are effective for annual periods beginning on or after January 1, 2026 with early application permitted. The Company is currently assessing the effect of these amendments on our financial statements.

IFRS 18: Presentation and Disclosure in Financial Statements

In April 2024, the IASB issued IFRS 18: Presentation and Disclosure of Financial Statements (“IFRS 18”), which replaces IAS 1: Presentation of Financial Statements. IFRS 18 introduces a specified structure for the income statement by requiring income and expenses to be presented into the three defined categories of operating, investing and financing, and by specifying certain defined totals and subtotals. Where company-specific measures related to the income statement are provided, IFRS 18 requires companies to disclose explanations around these measures, which are referred to as management-defined performance measures. IFRS 18 also provides additional guidance on principles of aggregation and disaggregation which apply to the primary financial statements and the notes. IFRS 18 will not affect the recognition and measurement of items in the financial statements, nor will it affect which items are classified in other comprehensive income and how these items are classified.

Some of the requirements in IAS 1 are moved to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors and IFRS 7 Financial Instruments: Disclosures. The IASB also made minor amendments to IAS 7 Statement of Cash Flows and IAS 33 Earnings per Share in connection with the new standard.

The standard is effective for reporting periods beginning on or after January 1, 2027, including for interim financial statements. Retrospective application is required, and early application is permitted. The Company is currently assessing the effect of this new standard to its financial statements.

SANTACRUZ SILVER MINING LTD.

Notes to the Consolidated Financial Statements

Years ended December 31, 2025 and 2024

(Expressed in thousands of US dollars, unless otherwise noted)